Goldman Sachs Managed Futures Strategy Fund Average Annual Total Returns - Class P Shares [Member]		12 Months Ended	60 Months Ended	92 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
ICE BofAML Three-Month U.S. Treasury Bill Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.18%	3.17%	2.62%
Bloomberg Global Aggregate Index (Gross, USD, Hedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.86%	0.34%	2.22%
Class P Shares
Prospectus [Line Items]
Average Annual Return, Percent		0.64%	3.10%	2.91%
Performance Inception Date	Apr. 17, 2018
Class P Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.64%	1.04%	1.18%
Class P Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.38%	1.57%	1.56%